SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2010	2011	2012
Dividend yield	—	—	—
Expected annual volatility	62%	65%	54%
Risk-free interest rate	4.00%	1.6%	0.78%
Expected life of the awards (years)	6.08 - 6.12	6.12 - 6.17	5.51 - 7.02
Weighted-average grant date fair value of awards (per share)	$4.04	$12.82	$10.13

Summary of awards activity for the Company

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2012	14,346,268	$4.19	797,660	$20.80	—	—

Granted	—	—	820,000	20.08	1,922,028	—
Exercised	(3,903,880)	3.03	—	—	(1,562)	—
Forfeited	(258,126)	8.92	(58,540)	20.99	(48,763)	—
Cancelled	(50,491)	25.00	(657,855)	20.70	—	—

Outstanding as of December 31, 2012	10,133,771	$4.42	901,265	$20.21	1,871,703	—

Summary of information about outstanding and exercisable awards

The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2012:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	1,205,000	2.50	$25.0	1,205,000	2.50	$25.0
2.16	Option	1,441,655	3.55	27.9	1,441,655	3.55	27.9
2.74	Option	1,201,502	4.42	22.6	1,201,502	4.42	22.6
3.40	Option	846,315	5.09	15.3	846,315	5.09	15.3
3.43	Option	630,244	6.32	11.4	548,682	6.32	9.9
3.51	Option	1,245,425	6.86	22.5	873,175	6.86	15.7
4.16	Option	1,310,773	7.43	22.8	660,273	7.43	11.5
8.77	Option	2,084,857	7.85	26.6	955,607	7.85	12.2
25.00	Option	168,000	8.40	—	63,000	8.40	—

Total Options		10,133,771	5.70	174.1	7,795,209	5.15	140.1
16.95	SARs	9,375	8.97	—	2,344	8.97	—
18.44	SARs	—	—	—	—	—	—
19.00	SARs	370,000	9.57	0.9	—	—	—
20.99	SARs	101,890	8.92	0.1	25,473	8.92	—
21.05	SARs	400,000	9.88	0.2	—	—	—
23.19	SARs	20,000	9.18	—	—	—	—

Total SARs		901,265	9.62	1.2	27,817	8.92	—
nil	RSUs	1,871,703	9.54	40.3	83,351	8.89	1.8

Total		12,906,739	6.53	$215.6	7,906,377	5.20	$141.9

Summary of information about non-vested share awards

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2012	4,544,699	4.20	797,660	12.33	—	—

Granted	—	—	820,000	10.26	1,922,028	19.09
Vested	(1,923,950)	3.70	(27,816)	12.24	(84,913)	16.08
Forfeited	(258,126)	5.41	(58,540)	12.45	(48,763)	18.94
Cancelled	(24,062)	15.14	(657,855)	12.28	—	—

Non-vested as of December 31, 2012	2,338,561	4.37	873,449	10.43	1,788,352	19.23

Summary of activity of the ex-plan options

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2011	289,600	€0.01

Exercised	(15,910)	0.01

Outstanding as of December 31, 2012	273,690	€0.01

Summary of information about non-vested ex-plan share options

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	189,000	$3.42

Vested	(36,400)	3.42

Non-vested as of December 31, 2012	152,600	$3.42